CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 950,225	$ 217,631	$ 812,277	$ 684,592
Total current assets	144,640,849	132,259,554
TOTAL ASSETS	152,518,906	140,443,752
Current Liabilities
Other payables and accrued liabilities	4,236,823	1,740,474
Due to shareholder	351,499	307,499
Total Current Liabilities	29,916,481	30,790,231
TOTAL LIABILITIES	37,568,527	37,997,958
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as of December 31, 2017 and 2016	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	6,672,254	6,123,022
Retained earnings	59,386,668	54,590,589
Accumulated other comprehensive income/(loss)	2,227,334	(4,378,873)
Treasury stock, at cost: 208,890 shares as of December 31, 2017 and 2016	(192,153)	(192,153)
TOTAL SHAREHOLDERS' EQUITY	102,265,558	90,314,040
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	152,518,906	140,443,752
Ossen Innovation Co., Ltd [Member]
Current Assets
Cash	2,967	3,461	$ 81,493	$ 23,762
Due from related party	0	20,000,000
Total current assets	2,967	20,003,461
Investments in subsidiaries	103,865,513	71,766,984
TOTAL ASSETS	103,868,480	91,770,445
Current Liabilities
Other payables and accrued liabilities	1,251,423	1,148,906
Due to shareholder	351,499	307,499
Total Current Liabilities	1,602,922	1,456,405
TOTAL LIABILITIES	1,602,922	1,456,405
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as of December 31, 2017 and 2016	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	6,672,254	6,123,022
Retained earnings	59,386,668	54,590,589
Accumulated other comprehensive income/(loss)	2,227,334	(4,378,873)
Treasury stock, at cost: 208,890 shares as of December 31, 2017 and 2016	(192,153)	(192,153)
TOTAL SHAREHOLDERS' EQUITY	102,265,558	90,314,040
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 103,868,480	$ 91,770,445